Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Scenario I [member]
Summary of risks and financial instruments [line items]
Income statement effect	R$ 18,631	R$ 45,218
Equity effect	(173,974)	(194,115)
Total	(155,343)	(148,897)
Income statement effect	(18,631)	(45,218)
Equity effect	173,974	194,115
Total	155,343	148,897
Scenario II [member]
Summary of risks and financial instruments [line items]
Income statement effect	46,577	113,045
Equity effect	(434,935)	(485,287)
Total	(388,358)	(372,242)
Income statement effect	(46,577)	(113,045)
Equity effect	434,935	485,287
Total	388,358	372,242
Scenario III [member]
Summary of risks and financial instruments [line items]
Income statement effect	93,153	226,089
Equity effect	(869,871)	(970,575)
Total	(776,718)	(744,486)
Income statement effect	(93,153)	(226,089)
Equity effect	869,871	970,575
Total	R$ 776,718	R$ 744,486